UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03326

Morgan Stanley U.S. Government Money Market Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)	(Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6963

Date of fiscal year end: January 31, 2012

Date of reporting period: October 31, 2011

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments ▪ October 31, 2011 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (92.4%)
$ 210,000	Bank of Nova Scotia, (dated 10/31/11; proceeds $210,000,525; fully collateralized by U.S. Government Obligations; U.S.Treasury Bill 0.00% due 02/09/12; U.S.Treasury Note 0.75% - 2.13% due 03/31/13 - 02/15/40; valued at $214,200,004)	0.09%	11/01/11	$210,000,000
70,000	Barclays Capital, Inc., (dated 10/28/11; proceeds $70,000,953; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 4.50% due 06/01/26 - 08/01/41; valued at $72,100,002)	0.07	11/04/11	70,000,000
100,000	Barclays Capital, Inc., (dated 10/26/11; proceeds $100,001,556; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 3.50% due 01/01/26 - 07/01/26; Federal National Mortgage Association 3.50% - 5.50% due 10/01/18 - 09/01/41; Government National Mortgage Assocation 4.50% due 03/20/41; valued at $103,000,001)	0.08	11/02/11	100,000,000
150,000	Barclays Capital, Inc., (dated 10/31/11; proceeds $150,000,375; fully collateralized by a U.S. Government Obligation; U.S.Treasury Note 1.75% due 10/31/18; valued at $153,000,080)	0.09	11/01/11	150,000,000
239,925	BNP Paribas Securities Corp., (dated 10/31/11; proceeds $239,925,866; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.00% due 06/01/25 - 02/01/41; Federal National Mortgage Association 4.00% - 5.00% due 06/01/23 - 10/01/41; valued at $247,122,750)	0.13	11/01/11	239,925,000
195,000	Credit Agricole Securites USA, Inc., (dated 10/31/11; proceeds $195,000,542; fully collateralized by U.S. Government Obligations; U.S.Treasury Note 0.63% - 1.88% due 01/31/13 - 07/15/15; valued at $198,900,007)	0.10	11/01/11	195,000,000
45,000	Deutsche Bank Securities, Inc., (dated 10/26/11; proceeds $45,000,700; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 6.50% due 12/01/30 - 10/01/40; valued at $46,568,566)	0.08	11/02/11	45,000,000
50,000	Deutsche Bank Securities, Inc., (dated 10/27/11; proceeds $50,000,778; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 6.50% due 10/01/37 - 03/01/41; valued at $51,810,866)	0.08	11/03/11	50,000,000
40,000	Deutsche Bank Securities, Inc., (dated 10/25/11; proceeds $40,000,700; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.50% due 09/01/26; valued at $41,348,596)	0.09	11/01/11	40,000,000
70,000	Deutsche Bank Securities, Inc., (dated 10/31/11; proceeds $70,000,233; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 4.50% due 07/01/30 - 10/01/30; valued at $72,100,001)	0.12	11/01/11	70,000,000

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

$ 30,000	Goldman Sachs & Co., (dated 10/27/11; proceeds $30,000,583; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 6.50% due 03/15/24 - 04/15/41; valued at $30,900,001)	0.10%	11/03/11	$30,000,000
50,000	Goldman Sachs & Co., (dated 10/28/11; proceeds $50,000,972; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 5.50% - 6.50% due 03/15/34 - 10/15/39; valued at $51,500,000)	0.10	11/04/11	50,000,000
155,000	ING Financial Markets LLC, (dated 10/31/11; proceeds $155,000,560; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.02% - 6.13% due 02/01/27 - 03/01/41; valued at $160,122,365)	0.13	11/01/11	155,000,000
60,000	TD Securities USA LLC, (dated 10/31/11; proceeds $60,000,150; fully collateralized by a U.S. Government Obligation; U.S.Treasury Note 2.38% due 01/15/25; valued at $61,200,033)	0.09	11/01/11	60,000,000
260,000	Wells Fargo Securities LLC, (dated 10/31/11; proceeds $260,000,939; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 10/01/41; Federal National Mortgage Association 4.00% due 10/01/41; valued at $267,876,249)	0.13	11/01/11	260,000,000

	Total Repurchase Agreements (Cost $1,724,925,000)			1,724,925,000

				DEMAND DATE(b)
	U.S. Agency Securities (5.9%)
	Federal Farm Credit Bank
15,000	................................	0.11	(a)	11/01/11	04/11/12	14,999,328
3,000	................................	0.39	(a)	11/01/11	03/19/12	3,000,927
	Federal Home Loan Bank
20,000	................................	0.20	(a)	11/25/11	10/25/12	19,996,028
8,000	................................	0.21	(a)	11/26/11	01/26/12	7,999,426
5,000	................................	0.30	(a)	11/01/11	12/15/11	5,000,000
4,355	................................	0.75		–	12/21/11	4,357,540
10,000	................................	1.00		–	12/28/11	10,011,745
15,050	Federal Home Loan Mortgage Corporation	0.20	(a)	11/21/11 – 11/29/11	12/21/11 – 12/29/11	15,048,862
30,000	Federal National Mortgage Association	1.00		–	11/23/11	30,015,303

	Total U.S. Agency Securities (Cost $110,429,159)					110,429,159

	U.S. Treasury Security (0.2%)
5,000	U.S. Treasury Note (Cost $5,004,793)	1.13			12/15/11	5,004,793

Total Investments (Cost $1,840,358,952) (c)	98.5%	1,840,358,952
Other Assets in Excess of Liabilities	1.5	27,345,038

Net Assets	100.0%	$1,867,703,990

(a)	Rate shown is the rate in effect at October 31, 2011.
(b)	Date of next interest rate reset.
(c)	Cost is the same for federal income tax purposes.

Morgan Stanley U.S. Government Money Market Trust

Notes to Portfolio of Investments ▪ October 31, 2011 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates,

prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to,

information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary,

available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Short-Term Investments
Repurchase Agreements	$1,724,925,000	—	$1,724,925,000	—
U.S. Agency Securities	110,429,159	—	110,429,159	—
U.S. Treasury Security	5,004,793	—	5,004,793	—

Total Assets	$1,840,358,952	—	$1,840,358,952	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2011, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

December 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

December 15, 2011

/s/ Francis Smith

Francis Smith

Principal Financial Officer

December 15, 2011